Interests in Joint Ventures - Schedule of Material Joint Ventures (Details) - DHI Holdings (S) Pte Ltd. [Member]	Oct. 31, 2023
Schedule of Material Joint Ventures [Line Items]
Place of incorporation	Singapore
Percentage of ownership interest held by the Company	51.00%
Principal activity	Hotel operations, hospitality and VIP services in Singapore